Loans and Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Loans and Borrowings
13
Loans and borrowings

(in $ millions)	2022	2021
	$	$
Non-current
Bank loans	55	55
Term loan	1,041	1,875
Lease liabilities	152	101
	1,248	2,031
Current
Bank loans	63	83
Term loan	20	39
Lease liabilities	34	22
	117	144

A significant portion of the bank loans are secured by the Group’s motor vehicles with a carrying amount of $242 million (2021: $247 million) (see Note 5).

The Group's term loan financing is secured against assets of the Company and certain subsidiaries. The term loan facility matures in January 2026 and requires quarterly principal payments of 0.25% of the original principal amount per quarter, with any remaining balance payable in January 2026. The term loan interest coupon is based on a choice of a variable benchmark rate subject to a floor (see Note 13(i) for the interest rate set based on contractual terms). During 2022, the Group has paid $858 million towards repayment and repurchase of the term loan financing.

The Group has borrowings denominated in Singapore Dollars (“SGD”), Malaysian Ringgit (“MYR”), Indonesian Rupiah (“IDR”) and Thailand Baht (“THB”).

i)
Terms and debt repayment schedule

Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
				$
2022
Bank loans	SGD	1.5% to 2.1%	2023-2027	59
Bank loans	SGD	COF* + 1.0% to 1.1%	2023-2024	5
Bank loans	MYR	2.1% to 4.5%	2023-2027	4
Bank loans	MYR	COF* - 2.0% to 1.7%	2023-2027	15
Bank loans	IDR	9.9% to 10.3%	2023-2025	3
Bank loans	IDR	COF* + 1.8% to 2.0%	2023-2025	7
Bank loans	THB	COF* + 7.0% p.a.	2023	25
Term loan	USD	LIBOR + 4.5%	2026	1,061
Lease liabilities	Multiple	3.5% to 10.0%	2023-2037	186
				1,365

2021
Bank loans	SGD	1.5% to 2.2%	2022-2026	77
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	11
Bank loans	MYR	3.10%	2022-2024	8
Bank loans	IDR	2.5% to 11.5%	2022-2025	15
Bank loans	IDR	COF* + 1.8% to 2.0%	2022-2025	12
Bank loans	THB	COF* + 7.0%	2022	15
Term loan	USD	5.5% (based on contractual terms)	2026	1,914
Lease liabilities	Multiple	1.9% to 11.0%	2022-2037	123
				2,175

*cost of funds – which are variable rates specific to country and/or financial institutions

Financial risk management

Information about the exposure of loans and borrowings to relevant financial risks (interest rate, foreign currency and liquidity risk) is disclosed in Note 24.

ii)
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities
	Bank loans	Term loan	Lease liabilities	Total
(in $ millions)	$	$	$	$
Balance at January 1, 2022	138	1,914	123	2,175
Changes from financing cash flows
Proceeds from bank loans	109	—	—	109
Payment of bank loans	(161)	(858)	—	(1,019)
Payment of lease liabilities	—	—	(35)	(35)
Interest paid	(8)	(140)	(12)	(160)
Total changes from financing cash flows	(60)	(998)	(47)	(1,105)
Effect of changes in foreign exchange rates	(3)	—	1	(2)
Other changes
Liability-related
Recognition of lease liabilities	—	—	72	72
Derecognition of lease liabilities	—	—	(13)	(13)
Secured bank loans for asset acquisition	18	—	—	18
Interest expense	7	145	13	165
Acquisition through business combination	18	—	37	55
Total liability-related other changes	43	145	109	297
Balance at December 31, 2022	118	1,061	186	1,365

	Liabilities
	Convertible redeemable preference shares (Note 11)	Bank loans	Term loan	Lease liabilities	Equity component of convertible redeemable preference shares	Total
(in $ millions)	$	$	$	$	$	$
Balance at January 1, 2021	10,767	212	—	39	3,850	14,868
Changes from financing cash flows
Proceeds from issuance of CRPS	436	—	—	—	27	463
Proceeds from bank loans	—	60	1,920	—	—	1,980
Payment of bank loans	—	(151)	(25)	—	—	(176)
Payment of lease liabilities	—	—	—	(24)	—	(24)
Interest paid	—	(23)	(83)	(2)	—	(108)
Total changes from financing cash flows	436	(114)	1,812	(26)	27	2,135
Effect of changes in foreign exchange rates	—	(3)	(1)	(1)	—	(5)
Other changes
Liability-related
Recognition of lease liabilities	—	—	—	106	—	106
Derecognition of lease liabilities	—	—	—	*	—	*
Secured bank loans for asset acquisition	—	20	—	—	—	20
Interest expense	1,570	23	103	5	—	1,701
CRPS converted to GHL ordinary shares	(12,773)	—	—	—	(3,877)	(16,650)
Total liability-related other changes	(11,203)	43	103	111	(3,877)	(14,823)
Balance at December 31, 2021	—	138	1,914	123	—	2,175

* Amounts less than $1 million